ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Tables)	6 Months Ended
Apr. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The table below summarizes compensation expenses from share-based payment awards:

	Three Months Ended		Six Months Ended
	April 30,		April 30,
	2012	2011	2012	2011

Research & Development	133,547	74,364	269,220	170,532
General & Administrative	153,831	105,112	318,342	249,526
Total stock compensation recognized	287,378	179,476	587,562	420,058

Schedule Of Share Based Compensation Activity [Table Text Block]

The Company utilized the following assumptions in the Black-Scholes valuation model to arrive at a fair value of $0.1448 per option granted during the three and six months ended April 30, 2012:

Exercise Price:	$0.148
Stock Price:	$0.148
Days to Maturity:	3,650 days (10-year life for all options granted )
Risk-free Rate:	2.10%
Volatility:	143%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of changes in the stock option plan for six months ended April 30, 2012 is as follows:

	Number of	Weighted-Average
	Options	Exercise Price
Outstanding at October 31, 2011:	27,317,424	$0.16
Granted	17,740,000	$0.15
Exercised	-	—
Expired	-
Outstanding at January 31, 2012	45,057,424	$0.16
Cancelled	250,000	0.15
Outstanding at April 30, 2012	44,807,424	0.16
Exercisable at April 30, 2012	25,292,737	$0.16
Not Exercisable at April 30, 2012	19,514,687	$0.15